Exhibit 99.1

MONTHLY NOTEHOLDERS STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST
SERIES 2004-C, SERIES 2009-A, SERIES 2009-B, SERIES 2009-D and SERIES 2010-A

Pursuant to the Master Indenture, dated as of August 1, 2001, (as amended and supplemented, the "Indenture") between World Financial Network Credit Card Master Note Trust (the "Issuer") and The Bank of New York Mellon Trust Company, N.A., as indenture trustee (the "Indenture Trustee"), the Series 2004-C Indenture Supplement, dated as of September 22, 2004, the 2009-A Indenture Supplement, dated as of April 14, 2009, the 2009-B Indenture Supplement, dated as of August 13, 2009, the 2009-D Indenture Supplement, dated as of August 13, 2009, the 2010-A Indenture Supplement, dated as of June 28, 2010 (each, an "Indenture Supplement"), World Financial Network National Bank, as Servicer (the "Servicer") under the Transfer and Servicing Agreement, dated as of August 1, 2001 (as amended, the "Transferor and Servicing Agreement") between the Servicer, WFN Credit Company, LLC, as Transferor and the Issuer, is required to prepare certain information each month regarding current distributions to the Noteholders and the performance as of  the Trust during the previous month. The information required to be prepared with respect to the Distribution Date of May 16, 2011, and with respect to the performance of the Trust during the month of April 2011 is set forth below.  Capitalized terms herein are defined in the Indenture and the Indenture Supplements.

Monthly Period:	Apr-11
Determination Date:	5/12/2011
Distribution Date:	5/16/2011
Number of Days in period:	31
Number of Days in month:	30
Record Date:	4/30/2011

I. DEAL PARAMETERS

	Series 2004-C	Series 2009-A	Series 2009-B	Series 2009-D	Series 2010-A
(a) Class A Initial Note Principal Balance	$355,500,000.00	$560,000,000.00	$395,000,000.00	$245,000,000.00	$355,500,000.00
(b) Class M Initial Note Principal Balance	$16,875,000.00	$26,582,278.00	$18,750,000.00	$11,629,747.00	$16,875,000.00
(c) Class B Initial Note Principal Balance	$21,375,000.00	$33,670,886.00	$23,750,000.00	$14,731,013.00	$21,375,000.00
(d) Class C Initial Note Principal Balance	$56,250,000.00	$88,607,595.00	$62,500,000.00	$38,765,823.00	$56,250,000.00
(e) Total Initial Note Principal Balance	$450,000,000.00	$708,860,759.00	$500,000,000.00	$310,126,583.00	$450,000,000.00

(f) Class A Initial Note Principal Balance %	79.00%	79.00%	79.00%	79.00%	79.00%
(g) Class M Initial Note Principal Balance %	3.75%	3.75%	3.75%	3.75%	3.75%
(h) Class B Initial Note Principal Balance %	4.75%	4.75%	4.75%	4.75%	4.75%
(i) Class C Initial Note Principal Balance %	12.50%	12.50%	12.50%	12.50%	12.50%

(j) Required Retained Transferor Percentage	4.00%	4.00%	4.00%	4.00%	4.00%
(k) Additional Minimum Transferor Percentage (2% Nov-Jan; 0% Feb-Oct)	0.00%	0.00%	0.00%	0.00%	0.00%

(l) LIBOR rate as of most recent reset day	0.219%	0.219%	0.219%	0.219%	0.219%

(m) Class A Rate	0.42%	4.60%	3.79%	4.66%	3.96%
(n) Class A Swap Rate, if applicable	1.41%
(o) Class A Swap Rate plus Spread, if applicable	1.61%

(p) Class M Rate	0.62%	6.00%	0.00%	0.00%	5.20%
(q) Class M Swap Rate, if applicable	1.41%
(r) Class M Swap Rate plus Spread, if applicable	1.81%

(s) Class B Rate	0.82%	7.50%	0.00%	0.00%	6.75%
(t) Class B Swap Rate, if applicable	1.41%
(u) Class B Swap Rate plus Spread, if applicable	2.01%

(v) Class C Rate	1.52%	9.00%	0.00%	0.00%	5.00%
(w) Class C Swap Rate, if applicable	1.41%
(x) Class C Swap Rate plus Spread, if applicable	2.66%

(y) Servicing Fee Percentage	2.00%	2.00%	2.00%	2.00%	2.00%

II. COLLATERAL AMOUNTS AND ALLOCATION PERCENTAGES

	Series 2004-C	Series 2009-A	Series 2009-B	Series 2009-D	Series 2010-A
Monthly Period	80	26	21	21	10

(a) Initial Collateral Amount	$450,000,000.00	$708,860,759.00	$500,000,000.00	$310,126,583.00	$450,000,000.00

(b) Principal Payments made to Noteholders	$0.00	$0.00	$0.00	$0.00	$0.00
(c) Principal Account and Principal Accumulation Account Balance	$0.00	$0.00	$0.00	$0.00	$0.00
(d) Unreimbursed Investor Charge-offs and Reallocated Principal Collections	$0.00	$0.00	$0.00	$0.00	$0.00

(e) Collateral Amount- End of Current Monthly Period	$450,000,000.00	$708,860,759.00	$500,000,000.00	$310,126,583.00	$450,000,000.00

(f) Beginning Class A Note Principal Balance	$355,500,000.00	$560,000,000.00	$395,000,000.00	$245,000,000.00	$355,500,000.00
(g) Beginning Class M Note Principal Balance	$16,875,000.00	$26,582,278.00	$18,750,000.00	$11,629,747.00	$16,875,000.00
(h) Beginning Class B Note Principal Balance	$21,375,000.00	$33,670,886.00	$23,750,000.00	$14,731,013.00	$21,375,000.00
(i) Beginning Class C Note Principal Balance	$56,250,000.00	$88,607,595.00	$62,500,000.00	$38,765,823.00	$56,250,000.00
(j) Total Beginning Note Principal Balance	$450,000,000.00	$708,860,759.00	$500,000,000.00	$310,126,583.00	$450,000,000.00

(k) Ending Class A Note Principal Balance	$355,500,000.00	$560,000,000.00	$395,000,000.00	$245,000,000.00	$355,500,000.00
(l) Ending Class M Note Principal Balance	$16,875,000.00	$26,582,278.00	$18,750,000.00	$11,629,747.00	$16,875,000.00
(m) Ending Class B Note Principal Balance	$21,375,000.00	$33,670,886.00	$23,750,000.00	$14,731,013.00	$21,375,000.00
(n) Ending Class C Note Principal Balance	$56,250,000.00	$88,607,595.00	$62,500,000.00	$38,765,823.00	$56,250,000.00
(o) Total Ending Note Principal Balance	$450,000,000.00	$708,860,759.00	$500,000,000.00	$310,126,583.00	$450,000,000.00

(p) Allocation Percentage- Finance Charges Collections and Default Amounts	15.28%	24.06%	16.97%	10.53%	15.28%

(q) Allocation Percentage- Principal Collections	15.28%	24.06%	16.97%	10.53%	15.28%

MONTHLY NOTEHOLDERS STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST
SERIES 2004-C, SERIES 2009-A, SERIES 2009-B, SERIES 2009-D and SERIES 2010-A

III. RECEIVABLES IN THE TRUST

(a) Beginning of the Month Principal Receivables	$2,945,952,700.92

(b) Collection of Principal Receivables	$459,993,762.59
(c) Defaulted Receivables (principal charge-offs):	$24,008,889.21
(d) Dilution (Principal net of Debit Adjustments):	$49,613,415.49
(e) Sales (principal receivables generated):	$560,720,193.09
(f) Net (Removal)/Addition of Principal Receivables:	$(25.00)

(g) End of Month Principal Receivables (a - b - c - d + e + f)	$2,973,056,801.72

(h) Recoveries of previously Charged-off Receivables:	$5,098,756.09

(i) Beginning of the Month Finance Charge Receivables	$98,382,474.59
(j) End of the Month Finance Charge Receivables	$96,806,742.76

IV. RECEIVABLES PERFORMANCE SUMMARY

COLLECTIONS:

(a) Collections of Principal Receivables	$459,993,762.59
(b) Collections of Finance Charge Receivables	$79,748,310.41
(c) Total Collections (a+b).	$539,742,073.00
(d) Monthly Payment Rate (% of Beginning Principal Receivables)	18.32%

DELINQUENCIES AND LOSSES:

End of the month delinquencies:
(e) 1-30 days delinquent (CA1)	$140,772,747.54
(f) 31-60 days delinquent (CA2)	$41,338,431.03
(g) 61-90 days delinquent (CA3)	$28,790,978.18
(h) 91-120 days delinquent (CA4)	$24,934,462.32
(i) 121-150 days delinquent (CA5)	$21,839,359.06
(j) 151+ days delinquent (CA6)	$20,040,086.42

(k) Total delinquencies (e +f + g + h + i + j)	$277,716,064.55

CHARGE-OFFS:

(l) Defaulted Receivables (principal charge-offs)	$24,008,889.21
(m) Recoveries of previously Charged-off Receivables	$5,098,756.09
(n) Gross Principal Charge-Offs (% of End of Month Total Principal Receivables)	9.69%	(annualized)
(o) Net Principal Charge-Offs (% of End of Month Total Principal Receivables)	7.63%	(annualized)

V. TRANSFEROR INTEREST

(a) Required Retained Transferor Percentage	4.00%
(b) Additional Minimum Transferor Percentage (2% Nov-Jan; 0% Feb-Oct)	0.00%

(c) Beginning Transferor's Amount	$145,987,369.95
(d) Ending Transferor's Amount	$173,091,470.75
(e) Minimum Transferor's Amount	$124,482,272.07
(f) Excess Funding Account Balance at end of Monthly Period	$139,000,000.02
(g) Principal Accounts Balance at end of Monthly Period	$0.00
(h) Sum of Principal Receivables, Excess Funding Account and Principal Accounts	$3,112,056,801.74

MONTHLY NOTEHOLDERS STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST
SERIES 2004-C, SERIES 2009-A, SERIES 2009-B, SERIES 2009-D and SERIES 2010-A

VI. TRUST ACCOUNT BALANCES AND EARNINGS

	Series 2004-C	Series 2009-A	Series 2009-B	Series 2009-D	Series 2010-A
BEGINNING ACCOUNT BALANCES:

(a) Finance Charge Account	$1,551,089.06	$13,574,995.04	$8,761,082.99	$6,180,704.53	$9,091,668.35
(b) Cash Collateral Account	$15,750,000.00	$28,354,431.00	$20,000,000.00	$12,405,063.32	$18,000,000.00
(c) Spread Account	$0.00	$0.00	$0.00	$0.00	$0.00
(d) Reserve Account	$0.00	$0.00	$0.00	$0.00	$0.00
(e) Principal Account	$0.00	$0.00	$0.00	$0.00	$0.00
(f) Principal Accumulation Account	$0.00	$0.00	$0.00	$0.00	$0.00
(g) Pre-Funding Reserve Account	$0.00	$0.00	$0.00	$0.00	$0.00

ENDING ACCOUNT BALANCES:

(h.) Finance Charge Account	$1,339,015.83	$13,640,562.03	$8,210,919.83	$5,465,617.87	$8,287,399.50
(i) Cash Collateral Account	$15,750,000.00	$28,354,431.00	$20,000,000.00	$12,405,063.32	$18,000,000.00
(j) Spread Account	$0.00	$0.00	$0.00	$0.00	$0.00
(k) Reserve Account	$2,250,000.00	$0.00	$0.00	$0.00	$0.00
(l) Principal Account	$0.00	$0.00	$0.00	$0.00	$0.00
(m) Principal Accumulation Account	$0.00	$0.00	$0.00	$0.00	$0.00
(n) Pre-Funding Reserve Account	$0.00	$0.00	$0.00	$0.00	$0.00

INTEREST AND EARNINGS:

(o) Interest and Earnings on Finance Charge Account	$323.11	$1,850.53	$1,206.04	$809.96	$1,196.34
(p) Interest and Earnings on Cash Collateral Account	$2,019.82	$3,636.24	$2,564.81	$1,590.88	$2,308.34
(q) Interest and Earnings on Spread Account	$0.00	$0.00	$0.00	$0.00	$0.00
(r) Interest and Earnings on Reserve Account	$148.25	$0.00	$0.00	$0.00	$0.00
(s) Interest and Earnings on Principal Accumulation Account	$0.00	$0.00	$0.00	$0.00	$0.00
(t) Interest and Earnings on Principal Account	$0.00	$0.00	$0.00	$0.00	$0.00
(u) Interest and Earnings on Pre-Funding Reserve Account	$0.00	$0.00	$0.00	$0.00	$0.00

VII. ALLOCATION and APPLICATION of COLLECTIONS

	Series 2004-C	Series 2009-A	Series 2009-B	Series 2009-D	Series 2010-A
APPLICATION OF FINANCE CHARGE COLLECTIONS:

(a) Floating Allocation of Finance Charges	$12,184,200.57	$19,194,677.36	$13,539,003.51	$8,397,671.73	$12,185,214.07

(b) Class A Monthly Interest	$128,189.84	$2,146,666.67	$1,247,541.67	$951,416.67	$1,173,150.00
(c) Class A Swap Payment Due to (from) Swap Provider, if applicable	$365,589.79

(d) Class M Monthly Interest	$8,991.21	$132,911.39	$0.00	$0.00	$73,125.00
(e) Class M Swap Payment Due to (from) Swap Provider, if applicable	$17,353.95

(f) Class B Monthly Interest	$15,070.12	$210,443.04	$0.00	$0.00	$120,234.38
(g) Class B Swap Payment Due to (from) Swap Provider, if applicable	$21,981.66

(h) Servicing Fee (Beginning Collateral Amount*2%/12)	$750,000.00	$1,181,434.60	$833,333.33	$516,877.64	$750,000.00

(i) Class C Monthly Interest	$71,142.58	$664,556.96	$0.00	$0.00	$234,375.00
(j) Class C Swap Payment Due to (from) Swap Provider, if applicable	$57,846.49

(k) Investor Default Amounts	$3,667,404.48	$5,777,064.72	$4,074,893.87	$2,527,465.82	$3,667,404.48
(l) Uncovered Dilution Amounts	$0.00	$0.00	$0.00	$0.00	$0.00
(m) Unreimbursed Investor Chargeoffs and Reallocated Principal Collections	$0.00	$0.00	$0.00	$0.00	$0.00

(n) Required to be Deposited into Cash Collateral Account	$0.00	$0.00	$0.00	$0.00	$0.00
(o) Required Reserve Account Amount	$0.00	$0.00	$0.00	$0.00	$0.00
(p) Required to be Deposited into the Spread Account	$0.00	$0.00	$0.00	$0.00	$0.00

(q) Required Payments and Deposits Relating to Interest Rate Swaps	$0.00	$0.00	$0.00	$0.00	$0.00
(r) Other Payments Required to be made	$2,420.28	$0.00	$0.00	$0.00	$0.00

(s) Excess Finance Charge Collections (a-b-c-d-e-f-g-h-i-j-k-l-m-n-o-p-q-r)	$7,078,210.17	$9,081,599.98	$7,383,234.64	$4,401,911.60	$6,166,925.21

	Series 2004-C	Series 2009-A	Series 2009-B	Series 2009-D	Series 2010-A
APPLICATION OF PRINCIPAL COLLECTIONS:

(t) Investor Principal Collections	$70,264,941.15	$110,684,576.70	$78,072,156.84	$48,424,502.45	$70,264,941.15

(u) Less Reallocated Principal Collections	$0.00	$0.00	$0.00	$0.00	$0.00

(v) Plus Shared Principal Collections from other Principal Sharing Series	$0.00	$0.00	$0.00	$0.00	$0.00

(w) Plus Aggregate amount of Finance Charge Collections applied to cover Defaults and Uncovered Dilution and to be treated as Available Principal Collections	$0.00	$0.00	$0.00	$0.00	$0.00

(x) Available Principal Collections (t+u+v+w)	$70,264,941.15	$110,684,576.70	$78,072,156.84	$48,424,502.45	$70,264,941.15

(y) Deposits to Principal Accumulation Account	$0.00	$0.00	$0.00	$0.00	$0.00

(z) Monthly Principal applied for payments to the Class A Noteholders	$0.00	$0.00	$0.00	$0.00	$0.00

(aa) Monthly Principal applied for payments to the Class M Noteholders	$0.00	$0.00	$0.00	$0.00	$0.00

(ab) Monthly Principal applied for payments to the Class B Noteholders	$0.00	$0.00	$0.00	$0.00	$0.00

(ac) Monthly Principal applied for payments to the Class C Noteholders	$0.00	$0.00	$0.00	$0.00	$0.00

(ad) Shared Principal Collections applied to other Principal Sharing	$0.00	$0.00	$0.00	$0.00	$0.00

MONTHLY NOTEHOLDERS STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST
SERIES 2004-C, SERIES 2009-A, SERIES 2009-B, SERIES 2009-D and SERIES 2010-A

VIII. INVESTOR CHARGE-OFFS

	Series 2004-C	Series 2009-A	Series 2009-B	Series 2009-D	Series 2010-A

(a) Investor Defaults and Uncovered Dilution	$3,667,404.48	$5,777,064.72	$4,074,893.87	$2,527,465.82	$3,667,404.48
(b) Reimbursed from Available Funds	$3,667,404.48	$5,777,064.72	$4,074,893.87	$2,527,465.82	$3,667,404.48
(c) Reimbursed from Cash Collateral Account	$0.00	$0.00	$0.00	$0.00	$0.00
(d) Total reimbursed in respect of Investor Defaults and Dilution	$3,667,404.48	$5,777,064.72	$4,074,893.87	$2,527,465.82	$3,667,404.48
(e) Investor Charge-off (a - d)	$0.00	$0.00	$0.00	$0.00	$0.00

IX. YIELD and BASE RATE

	Series 2004-C	Series 2009-A	Series 2009-B	Series 2009-D	Series 2010-A
Base Rate
(Monthly interest, any net swap payments and monthly servicing fees divided by collateral amounts plus amounts on deposit in the principal accumulation account)

(a) Base Rate (current month)	3.71%	7.34%	4.99%	5.68%	6.27%
(b) Base Rate (prior month)	3.71%	7.34%	4.99%	5.68%	6.27%
(c) Base Rate (2 months prior)	4.65%	7.34%	4.99%	5.68%	6.27%

(d) 3 Month Average Base Rate	4.02%	7.34%	4.99%	5.68%	6.27%

Portfolio Yield
(Finance charge collections less defaults allocable to each series divided by collateral amounts plus amounts on deposit in the principal accumulation account)

(e) Portfolio Yield (current month)	22.71%	22.71%	22.71%	22.71%	22.71%
(f) Portfolio Yield (prior month)	24.94%	24.94%	24.94%	24.94%	24.94%
(g) Portfolio Yield (2 months prior)	25.82%	25.83%	25.83%	25.83%	25.83%

(h) 3 Month Average Portfolio Yield	24.49%	24.49%	24.49%	24.49%	24.50%

Excess Spread Percentage
(Portfolio Yield less Base Rate)

(i) Portfolio Adjusted Yield (current month)	19.01%	15.37%	17.72%	17.03%	16.45%
(j) Portfolio Adjusted Yield (prior month)	21.23%	17.60%	19.95%	19.26%	18.67%
(k) Portfolio Adjusted Yield (2 months prior)	21.17%	18.49%	20.83%	20.15%	19.56%

(l) Portfolio Adjusted Yield (3 month average)	20.47%	17.15%	19.50%	18.81%	18.23%

MONTHLY NOTEHOLDERS STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST
SERIES 2004-C, SERIES 2009-A, SERIES 2009-B, SERIES 2009-D and SERIES 2010-A

X. PRINCIPAL ACCUMULATION ACCOUNT

	Series 2004-C	Series 2009-A	Series 2009-B	Series 2009-D	Series 2010-A

(a) Cumulative Class A principal distributed to PAA (as of prior distribution date)	$0.00	$0.00	$0.00	$0.00	$0.00
(b) Class A Principal deposited in the Principal Accumulation Account (PAA)	$0.00	$0.00	$0.00	$0.00	$0.00
(c) Total Class A Principal deposited in the PAA (a + b)	$0.00	$0.00	$0.00	$0.00	$0.00

(d) Cumulative Class M principal distributed to PAA (as of prior distribution date)	$0.00	$0.00	$0.00	$0.00	$0.00
(e) Class M Principal deposited in the Principal Accumulation Account (PAA)	$0.00	$0.00	$0.00	$0.00	$0.00
(f) Total Class M Principal deposited in the PAA (d +e)	$0.00	$0.00	$0.00	$0.00	$0.00

(g) Cumulative Class B principal distributed to PAA (as of prior distribution date)	$0.00	$0.00	$0.00	$0.00	$0.00
(h) Class B Principal deposited in the Principal Accumulation Account (PAA)	$0.00	$0.00	$0.00	$0.00	$0.00
(i) Total Class B Principal deposited in the PAA (g + h)	$0.00	$0.00	$0.00	$0.00	$0.00

(j) Cumulative Class C principal distributed to PAA (as of prior distribution date)	$0.00	$0.00	$0.00	$0.00	$0.00
(k) Class C Principal deposited in the Principal Accumulation Account (PAA)	$0.00	$0.00	$0.00	$0.00	$0.00
(l) Total Class C Principal deposited in the PAA (j + k)	$0.00	$0.00	$0.00	$0.00	$0.00

(m) Ending PAA balance (c + f + i +l)	$0.00	$0.00	$0.00	$0.00	$0.00

XI. PRINCIPAL REPAYMENT

	Series 2004-C	Series 2009-A	Series 2009-B	Series 2009-D	Series 2010-A

(a) Class A Principal Paid (as of prior distribution dates)	$0.00	$0.00	$0.00	$0.00	$0.00
(b) Class A Principal Payments	$0.00	$0.00	$0.00	$0.00	$0.00
(c) Total Class A Principal Paid (a + b)	$0.00	$0.00	$0.00	$0.00	$0.00

(d) Class M Principal Paid (as of prior distribution dates)	$0.00	$0.00	$0.00	$0.00	$0.00
(e) Class M Principal Payments	$0.00	$0.00	$0.00	$0.00	$0.00
(f) Total Class M Principal Paid (d + e)	$0.00	$0.00	$0.00	$0.00	$0.00

(g) Class B Principal Paid (as of prior distribution dates)	$0.00	$0.00	$0.00	$0.00	$0.00
(h) Class B Principal Payments	$0.00	$0.00	$0.00	$0.00	$0.00
(i) Total Class B Principal Paid (g + h)	$0.00	$0.00	$0.00	$0.00	$0.00

(j) Class C Principal Paid (as of prior distribution dates)	$0.00	$0.00	$0.00	$0.00	$0.00
(k) Class C Principal Payments	$0.00	$0.00	$0.00	$0.00	$0.00
(l) Total Class C Principal Paid (j + k)	$0.00	$0.00	$0.00	$0.00	$0.00

World Financial Network National Bank, as Servicer

By:	/s/ Daniel T. Groomes
Name:	Daniel T. Groomes
Title:	President